4. Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Due to related party	$ 223,645	$ 223,645
Due from related party	8,147
Salaries expense	$ 248,763	$ 232,413
Three Directors [Member]
Consulting fees			$ 595,000	$ 515,555
Cannabics [Member]
Due to related party			$ 223,645	$ 223,645